Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Undrawn Loan Commitments Wholesale (Detail) - Wholesale [member] - Undrawn loan commitments [member]
$ in Millions
Oct. 31, 2018 CAD ($)
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 323,251
Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	223,063
Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	95,897
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	4,291
Stage one exposure [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	316,089
Stage one exposure [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	222,970
Stage one exposure [Member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	88,828
Stage one exposure [Member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	4,291
Stage two exposure [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	7,162
Stage two exposure [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	93
Stage two exposure [Member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 7,069